Supplement to the
Fidelity® SAI Sustainable International Equity Fund
December 30, 2023
Summary Prospectus

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of the fund.

IEE-SUSTK-0224-100 1.9911683.100	February 12, 2024